Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2020 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Impairment for inventories	$ 27,655	$ 3,553	$ 23,585
Right-of-use assets	41,682,405		42,491,805		$ 5,355,364			$ 541,625
Operating lease liabilities	4,810,410		$ 3,890,482		618,042			$ 541,625
Material product returns from our customers	$ 24,042				$ 3,089
Value added tax rate	20.00%	20.00%	20.00%	20.00%
US [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate, translation	1				1
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange rate, translation	7.7833				7.7833